SUPPLEMENT DATED DECEMBER 10, 2014
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED NOVEMBER 10, 2014
FOR THE

1919 FINANCIAL SERVICES FUND
A (SBFAX), C (SFSLX), I (LMRIX)

1919 SOCIALLY RESPONSIVE BALANCED FUND
A (SSIAX), B (SESIX), C (SESLX), I (LMRNX)

1919 MARYLAND TAX-FREE INCOME FUND
A (LMMDX), C (LMMCX), I (LMMIX)

(each a “Fund” and collectively, the “Funds”)

Please note that the Funds’ website is not currently operational.  In order to receive any information that would be found through the Funds’ website, please contact the Funds toll-free at 1-844-828-1919.

Please retain this Supplement with your Prospectus and Statement of Additional Information.

SUPPLEMENT DATED DECEMBER 10, 2014
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED NOVEMBER 10, 2014
FOR THE

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
(the “Fund”)

Please note that the Fund’s website is not currently operational.  In order to receive any information that would be found through the Fund’s website, please contact the Fund toll-free at 1-844-828-1919.

Please retain this Supplement with your Prospectus and Statement of Additional Information.